Trading Activities (Tables)	12 Months Ended
Dec. 31, 2017
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Offsetting of Derivative Assets and Liabilities

Spectrum Select

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2017	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Futures	$2,377,628	$(639,577)	$1,738,051	$-	$-	$1,738,051
Forwards	1,275,513	(789,082)	486,431	-	-	486,431

Total assets	$3,653,141	$(1,428,659)	$2,224,482	$-	$-	$2,224,482

Liabilities
Futures	$(639,577)	$639,577	$-	$-	$-	$-
Forwards	(789,082)	789,082	-	-	-	-

Total liabilities	$(1,428,659)	$1,428,659	$-	$-	$-	$-

Net fair value						$2,224,482	*

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2016	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Futures	$2,203,401	$(827,990)	$1,375,411	$-	$-	$1,375,411
Forwards	1,069,028	(1,069,028)	-	-	-	-

Total assets	$3,272,429	$(1,897,018)	$1,375,411	$-	$-	$1,375,411

Liabilities
Futures	$(827,990)	$827,990	$-	$-	$-	$-
Forwards	(1,116,899)	1,069,028	(47,871)	-	-	(47,871)

Total liabilities	$(1,944,889)	$1,897,018	$(47,871)	$-	$-	$(47,871)

Net fair value						$1,327,540	*

*

In the event of default by Spectrum Select, MS&Co., Spectrum Select’s commodity futures broker and the sole counterparty to Spectrum Select’s non-exchange traded contracts, as applicable, has the right to offset Spectrum Select’s obligation with Spectrum Select’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. In certain circumstances, MS&Co. may not post collateral and as such, in the event of default by MS&Co., Spectrum Select is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Select’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee funds may be available in the event of a default.

Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities

The following tables indicate the gross fair values of Spectrum Select’s and Spectrum Technical’s derivative instruments of futures and forward contracts as separate assets and liabilities as of December 31, 2017 (termination of operations for Spectrum Technical) and 2016, respectively.

Spectrum Select

	December 31, 2017
Assets
Futures Contracts
Commodity	$1,273,423
Equity	489,126
Currencies	196,144
Interest rates	418,935

Total unrealized appreciation on open futures contracts	2,377,628

Liabilities
Futures Contracts
Commodity	(187,625)
Equity	(107,968)
Currencies	(3,001)
Interest rates	(340,983)

Total unrealized depreciation on open futures contracts	(639,577)

Net unrealized appreciation on open futures contracts	$1,738,051	*

Assets
Forward Contracts
Commodity	$897,185
Currencies	378,328

Total unrealized appreciation on open forward contracts	1,275,513

Liabilities
Forward Contracts
Commodity	(385,217)
Currencies	(403,865)

Total unrealized depreciation on open forward contracts	(789,082)

Net unrealized appreciation on open forward contracts	$486,431	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Select’s Statements of Financial Condition.
**	This amount is in “Net unrealized appreciation on open forward contracts” in Spectrum Select’s Statements of Financial Condition.

	December 31, 2016
Assets
Futures Contracts
Commodity	$864,337
Equity	696,575
Currencies	202,478
Interest rates	440,011

Total unrealized appreciation on open futures contracts	2,203,401

Liabilities
Futures Contracts
Commodity	(385,917)
Equity	(263,755)
Currencies	(55,806)
Interest rates	(122,512)

Total unrealized depreciation on open futures contracts	(827,990)

Net unrealized appreciation on open futures contracts	$1,375,411	*

Assets
Forward Contracts
Commodity	$370,551
Currencies	698,477

Total unrealized appreciation on open forward contracts	1,069,028

Liabilities
Forward Contracts
Commodity	(534,709)
Currencies	(582,190)

Total unrealized depreciation on open forward contracts	(1,116,899)

Net unrealized depreciation on open forward contracts	$(47,871)	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Select’s Statements of Financial Condition.
**	This amount is in “Net unrealized depreciation on open forward contracts” in Spectrum Select’s Statements of Financial Condition.

Trading Gains and Losses, by Market Sector, on Derivative Instruments

The following tables indicate the trading gains and losses, by market sector, on Spectrum Select’s and Spectrum Technical’s derivative instruments for the years ended December 31, 2017 (termination of operations for Spectrum Technical), 2016 and 2015, respectively.

Spectrum Select

Sector	2017		2016		2015

Commodity	$(1,213,211)		$(6,068,586)		$(1,071,073)
Equity	11,348,033		(2,859,526)		(2,848,607)
Currencies	(4,000,339)		(701,495)		2,577,114
Interest rates	(3,345,527)		966,204		(132,336)

Total	$2,788,956	*	$(8,663,403)	*	$(1,474,902)	*

*	This amount is included in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Offsetting of Derivative Assets and Liabilities

Spectrum Technical (Partnership in Liquidation)

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2017	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Forwards	$812,258	$(775,086)	$37,172	$-	$-	$37,172

Total assets	$812,258	$(775,086)	$37,172	$-	$-	$37,172

Liabilities
Forwards	$(775,086)	$775,086	$-	$-	$-	$-

Total liabilities	$(775,086)	$775,086	$-	$-	$-	$-

Net fair value						$37,172	*

		Gross Amounts	Amounts	Gross Amounts Not Offset in the
		Offset in the	Presented in the	Statements of Financial Condition
		Statements of	Statements of		Cash Collateral
	Gross Amounts	Financial	Financial	Financial	Received/
December 31, 2016	Recognized	Condition	Condition	Instruments	Pledged*	Net Amount
Assets
Futures	$1,051,049	$(756,615)	$294,434	$-	$-	$294,434
Forwards	665,811	(665,811)	-	-	-	-

Total assets	$1,716,860	$(1,422,426)	$294,434	$-	$-	$294,434

Liabilities
Futures	$(756,615)	$756,615	$-	$-	$-	$-
Forwards	(730,361)	665,811	(64,550)	-	-	(64,550)

Total liabilities	$(1,486,976)	$1,422,426	$(64,550)	$-	$-	$(64,550)

Net fair value						$229,884	*

*

In the event of default by Spectrum Technical, MS&Co., Spectrum Technical’s commodity futures broker and the sole counterparty to Spectrum Technical’s non-exchange traded contracts, as applicable, had the right to offset Spectrum Technical’s obligation with Spectrum Technical’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. In certain circumstances, MS&Co. may not have posted collateral and as such, in the event of default by MS&Co., Spectrum Technical was exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Technical’s exposure to counterparty risk may have been reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee funds may have been available in the event of a default.

Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities

Spectrum Technical (Partnership in Liquidation)

	December 31, 2017
Assets
Forward Contracts
Commodity	$160,614
Currencies	651,644

Total unrealized appreciation on open forward contracts	812,258

Liabilities
Forward Contracts
Commodity	(129,671)
Currencies	(645,415)

Total unrealized depreciation on open forward contracts	(775,086)

Net unrealized appreciation on open forward contracts	$37,172	*

*	This amount is in “Net unrealized appreciation on open forward contracts” in Spectrum Technical’s Statements of Financial Condition.

	December 31, 2016
Assets
Futures Contracts
Commodity	$323,692
Equity	348,618
Currencies	24,345
Interest rates	354,394

Total unrealized appreciation on open futures contracts	1,051,049

Liabilities
Futures Contracts
Commodity	(226,494)
Equity	(140,355)
Currencies	(144,708)
Interest rates	(245,058)

Total unrealized depreciation on open futures contracts	(756,615)

Net unrealized appreciation on open futures contracts	$294,434	*

Assets
Forward Contracts
Commodity	$58,919
Currencies	606,892

Total unrealized appreciation on open forward contracts	665,811

Liabilities
Forward Contracts
Commodity	(293,032)
Currencies	(437,329)

Total unrealized depreciation on open forward contracts	(730,361)

Net unrealized depreciation on open forward contracts	$(64,550)	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in Spectrum Technical’s Statements of Financial Condition.
**	This amount is in “Net unrealized depreciation on open forward contracts” in Spectrum Technical’s Statements of Financial Condition.

Trading Gains and Losses, by Market Sector, on Derivative Instruments

Spectrum Technical (Partnership in Liquidation)

Sector	2017		2016		2015

Commodity	$(474,670)		$(3,763,856)		$5,162,412
Equity	3,849,458		1,904,910		(769,729)
Currencies	(1,468,047)		(409,677)		1,503,142
Interest rates	(1,283,840)		1,151,677		344,021

Total	$622,901	*	$(1,116,946)	*	$6,239,846	*

*	This amount is included in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.